CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (9,683)	$ (7,751)	$ (27,450)	$ (13,787)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	361	336	796	554
Share-based consulting and other services	86	34	94	100
Allowance for doubtful accounts	4	0	16	0
Depreciation and amortization	1,906	870	2,370	2,063
Impairment			933	286
Accretion of financing instruments	0	119	176	0
Amounts paid by affiliate on behalf of xG			0	1,500
Inducement expense			391	0
Other expense			10,068	0
Non-cash interest expense			601	0
Reversal of 2011 and 2012 accrued bonus expense			(2,335)	0
Changes in assets and liabilities
Accounts receivable	(213)	0	(804)	0
Inventory	(1,285)	(453)	(2,621)	0
Other current assets	(16)	(362)	293	28
Accounts payable	(1,047)	1,510	1,186	(32)
Accrued expenses	300	168	21	191
Accrued bonuses			0	1,258
Accrued interest and fees	0	1,110	1,300	1,180
Deferred revenue - related party			480	0
Due to related party	955	1,218	91	1,098
Net cash used in operating activities	(8,632)	(3,201)	(14,395)	(5,561)
Cash flows from investing activities
Capital expenditures for property and equipment	(114)	(12)	(294)	(515)
Capitalization of intangible assets	(565)	(1,707)	(2,602)	(4,491)
Net cash used in investing activities	(679)	(1,719)	(2,896)	(5,006)
Cash flows from financing activities
Payment of capital lease	(62)	0	(123)	0
Proceeds from convertible notes payable to related party	0	450	450	10,315
Proceeds from convertible bridge loan payable ($2,747 to related party)	0	4,224	4,994	0
Repayment of convertible bridge loan payable			(125)	0
Purchase of treasury stock			0	(12)
Proceeds from exercise of options			0	2
Proceeds from issuance of warrants			1	0
Net proceeds from issuance of common stock	8,816	0	17,340	400
Net cash provided by financing activities	8,754	4,674	22,537	10,705
Net (decrease) increase in cash	(557)	(246)	5,246	138
Cash, beginning of period	5,517	271	271	133
Cash, end of period	4,960	25	5,517	271
Supplemental cash flow disclosures of investing and financing activities
Stock issued as payment of bonus	195	0
Conversion of notes payable	0	15,000	15,000	0
Conversion of convertible bridge loan payable including interest and fees	0	4,041	9,023	0
Interest and fees refinanced under the bridge loan			5,408	0
Debt discount recorded on bridge loan	0	336	1,393	0
Related party amount refinanced under the bridge loan			1,013	0
Capital lease obligation for property and equipment			370	0
Reclass of fixed asset to inventory			293	0
Stock Issued as payment for interest on convertible notes	$ 90	$ 90	$ 180	$ 180